Restatement of Previously Issued Consolidated Financial Statements - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Share-based compensation	¥ 10,788	¥ 0
Additional paid-in capital
Restatement of Previously Issued Consolidated Financial Statements [Line Items]
Share-based compensation	¥ 10,700